Commitments (Tables)	12 Months Ended
Mar. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2016	$14,794
2017	12,256
2018	9,041
2019	8,280
2020	7,452
Thereafter	21,472

$73,295